[PHOTO OF LIGHTHOUSE OMITTED]

                                       FMB

                                 FMB FUNDS, INC.

                                     ANNUAL
                                     REPORT

                              FMB MONEY MARKET FUND


                                FMB INTERMEDIATE
                             GOVERNMENT INCOME FUND


                                  FMB MICHIGAN
                               TAX-FREE BOND FUND


                                 FMB DIVERSIFIED
                                   EQUITY FUND


                                NOVEMBER 30, 1997

--------------------------------------------------------------------------------
The FMB Funds, Inc.:
[BULLET] are not deposits, other obligations of, or guaranteed by Huntington
         Bancshares Incorporated or any of its affiliates;
[BULLET] are not insured by the Federal Deposit Insurance Corporation (FDIC) or
         any other agency;
[BULLET] involve investment risks, including the possible loss of the principal amount invested.

SEI Investments Distribution Co., the distributor of FMB Funds, Inc., is not affiliated with The Huntington National Bank. The Huntington National Bank, a subsidiary of Huntington Bancshares Incorporated, serves as investment advisor for FMB Funds, Inc.
--------------------------------------------------------------------------------

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                      TABLE OF CONTENTS

     LETTER TO SHAREHOLDERS ..................... 2

     1997 FISCAL YEAR IN REVIEW ................. 5

     FMB MONEY MARKET FUND ...................... 8

     FMB INTERMEDIATE GOVERNMENT
        INCOME FUND .............................10

     FMB MICHIGAN TAX-FREE
        BOND FUND ...............................13

     FMB DIVERSIFIED EQUITY
        FUND ....................................18

     STATEMENT OF OPERATIONS ....................21

     STATEMENT OF CHANGES IN NET ASSETS .........22

     FINANCIAL HIGHLIGHTS .......................24

     NOTES TO FINANCIAL STATEMENTS ..............28

                           FMB
                      FMB FUNDS, INC.
---------------------------------------------------------

NOVEMBER 30, 1997

SHAREHOLDER LETTER
================================================================================

Dear Shareholder:

On behalf of the Directors and Officers of the FMB Funds, Inc., I am pleased to present to you the annual report for the fiscal year ended November 30, 1997. This report includes the performance, financial activities, and investment composition of your funds.

ECONOMIC REVIEW AND OUTLOOK
Stronger economic growth and the potential of higher inflation caused interest rates to rise during the first quarter of 1997. The Federal Reserve Board increased short term interest rates by 25 basis points (.25%) at their March 25th meeting. This rising rate scenario kept a lid on the U.S. equity markets as well. After a brief rally in the first quarter, both the Dow Industrials and the S&P 500 closed the month of March 1997 near the same levels that they had established at the end of November 1996.

During the second and third quarters of the year, economic growth moderated and inflation actually declined, bringing down longer term rates and flattening the yield curve. Along with an increased level of productivity brought on by cost cutting and technology improvements, this lower inflation environment produced higher profits for U.S. companies, which sent the U.S. equity markets to record highs for the third consecutive year.

The month of October brought chilling winds to the financial markets, as problems in the Asian economies gained additional attention from investors and brought increased volatility to the global marketplace. Concerns over how these troubles will affect the U.S. economy has caused most economists to revise their 1998 growth projections downward.

Looking ahead to 1998, the question is whether or not U.S. companies will be able to increase profits while battling an increased flow of cheaper imported goods, caused by the current strength of the dollar. The answer will determine the stock markets' ability to maintain prices at current, or even higher levels.

As you may be aware, First Michigan Bank Corporation was merged into Huntington Bancshares Incorporated on October 1, 1997. As a result of the merger, the Boards of the FMB Funds and Monitor Funds (also managed by Huntington National
Bank) approved a recommendation to consolidate the fund groups into one mutual fund family, the Monitor Funds. Before recommending this significant step, the FMB Funds' Directors evaluated a variety of factors including the expansion of investment options for shareholders and the opportunities for increased economies of scale. The Directors also took into consideration the similarity of investment objectives between the FMB Funds and Monitor Funds, and approved the creation of two "new" Monitor funds to accommodate existing FMB Funds' portfolios. Every effort has been made to ensure continuity in investment management and operation so that shareholders will continue to have access to investment opportunities which can help them attain their financial goals.


================================================================================
2

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                                                                      [FMB LOGO]
================================================================================

In the next month, you will receive proxy materials which will outline in detail the information relating to the merger and you will be asked to vote on the key aspects of the merger process. Your vote will be very important to us as we move forward with this challenging initiative.

GENERAL OVERVIEW
The funds had another successful year, as net assets grew to $392 million, an increase of $4.5 million over the prior year. The following is a brief summary of the key achievements for the individual funds within our family. For a more complete discussion of fund performance for the year, please refer to the Manager's Discussion and Analysis section in the pages ahead.

FMB MONEY MARKET FUND
The FMB Money Market Fund had net assets of $157.2 million at November 30, 1997, with a weighted average maturity of 45 days. The net assets were down $15.3 million from November 30, 1996, due to some large short-term deposits that were included in the 1996 totals. The Fund invests primarily in high quality, short-term investments such as commercial paper, certificates of deposit, and repurchase agreements collateralized by government securities.

FMB INTERMEDIATE GOVERNMENT INCOME FUND
As of November 30, 1997, net assets of the FMB Intermediate Government Income Fund totaled $118.6 million, while the average weighted maturity stood at 4.5 years. The Fund seeks high current income consistent with prudent risk of capital, and invests primarily in high-quality government and agency securities. The Advisor's investment strategy is to seek maximum income, while limiting the potential for volatility of the share price during periods of interest rate fluctuation. As part of this strategy, the Fund employs a "laddering" technique, investing in securities at various points along the intermediate maturity spectrum.

FMB MICHIGAN TAX-FREE BOND FUND
As of November 30, 1997, the FMB Michigan Tax-Free Bond Fund had net assets of $34.4 million and an average maturity of 7.3 years. The Fund invests primarily in high quality debt obligations of the State of Michigan and its political subdivisions. The Fund seeks to maintain diversification by investing in a variety of individual issuers, such as counties, cities, townships, schools, and hospitals, and by method of repayment, such as general obligation or revenue funds.


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                                                                               3

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NOVEMBER 30, 1997

SHAREHOLDER LETTER (CONCLUDED)
================================================================================

FMB DIVERSIFIED EQUITY FUND
Net assets of the FMB Diversified Equity Fund as of November 30, 1997 totaled $81.8 million. The primary objective of the Fund is to seek long-term capital appreciation through investments in growth-oriented stocks. The Fund's investment strategy emphasizes companies that have exhibited a high degree of stability, along with predictable growth in both earnings and dividends. Once again, this strategy has provided strong total returns over the past year.

The FMB Funds are managed locally by The Huntington National Bank, located at One Financial Plaza, Holland, Michigan. If you would like additional information or assistance, please call us at (800) 453-4234.

On behalf of the FMB Funds and the Board of Directors, I would like to thank you for your investment and for your confidence in us over the past year.





/S/ SIGNATURE

Michael R. Mucciolo
Chairman of the Board

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4

                                                                      [FMB LOGO]
1997 FISCAL YEAR IN REVIEW
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMB INTERMEDIATE GOV'T. INCOME FUND, INSTITUTIONAL CLASS OR CONSUMER CLASS, VERSUS
            THE LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX

                              [LINE GRAPH OMITTED]

      FMB                 FMB Intermediate           Lehman
Intermediate Gov't.         Gov't. Income         Intermediate
   Income Fund,         Fund, Consumer Class   Government/Corporate
Institutional Class      without sales load        Bond Index
     10,000                     9,525                10,000
     10,519                    10,006                10,575
     11,507                    10,955                11,604
     11,269                    10,718                11,393
     12,693                    12,071                13,046
     13,324                    12,651                13,807
     14,160                    13,408                14,681

     Total           One Year    Annualized       Annualized       Annualized
    Return*           Return   3 Year Return    5 Year Return  Inception to Date
 Institutional         6.27%       7.91%            6.12%           6.29%
   Consumer            5.99%       7.75%            6.03%           6.19%
   Consumer, with load 0.91%       6.03%            5.01%           5.33%

*Reflects voluntary fee waivers for certain periods. Past performance is not predictive of future performance.

During the fiscal year ended November 30, 1997, the Intermediate Government Income Fund continued to invest in a portfolio of U.S. Treasury, government agency, and mortgage-related securities. As interest rates rose during the first few months of 1997, the average maturity of the portfolio was kept near the short end of its target range of three to seven years. This action helped to limit price declines in the net asset value, compared to holding longer maturity assets.

In April of 1997, the Fund sold some assets with maturities or call provisions within one year, and reinvested the proceeds out between seven and ten years. This action extended the average maturity of the portfolio by approximately one-half of a year. Additional purchases made during the remainder of the year focused on the five to 10 year sector of the yield curve. These adjustments to the portfolio structure were made to lock in some of the high interest rates available at that time, based on our projection that interest rates would decline somewhat for the remainder of the year.

The total return of the Fund (before deduction of the sales charge for the Consumer Service Class) tracked the performance of the benchmark Lehman Intermediate Government/Corporate Bond Index.

The Fund continues to feature a relatively low risk profile compared to its peer group. This is attributable to the Fund's shorter duration, which reduces interest rate risk, and to the lack of corporate issues in the portfolio, which reduces credit and default risks relative to the benchmark index.


================================================================================
                                                                               5

NOVEMBER 30, 1997

1997 FISCAL YEAR IN REVIEW
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMB MICHIGAN
  TAX-FREE BOND FUND, INSTITUTIONAL CLASS OR CONSUMER CLASS, VERSUS THE LEHMAN
    5-YEAR MUNICIPAL BOND INDEX, AND THE LEHMAN 7-YEAR MUNICIPAL BOND INDEX

                              [LINE GRAPH OMITTED]

    FMB Michigan          FMB Michigan         Lehman        Lehman
      Tax-Free         Tax-Free Bond Fund,     5-Year        7-Year
     Bond Fund,           Consumer Class      Municipal     Municipal
Institutional Class    without sales load    Bond Index    Bond Index
      10,000                 9,525             10,000         10,000
      10,636                10,118             10,679         10,718
      11,543                10,892             11,530         11,717
      11,372                10,819             11,391         11,427
      12,875                12,248             12,793         13,175
      13,490                12,813             13,430         13,866
      14,263                13,514             14,138         14,706


       Total      One Year    Annualized      Annualized         Annualized
      Return*      Return   3 Year Return   5 Year Return    Inception to Date
  Institutional     5.73%       7.84%             6.04%            6.25%
     Consumer       5.47%       7.69%             5.96%            6.16%
Consumer, with load 0.45%       5.95%             4.93%            5.30%

*Reflects voluntary fee waivers for certain periods. Past performance is not predictive of future performance.

During the fiscal year ended November 30, 1997, municipal bond yields rose during the first few months of 1997, then declined steadily through the remainder of the year to finish slightly below the levels of November 30, 1996.

The average maturity of the Fund declined during the first few months of 1997, which helped to protect the market value of the Fund while rates were rising. Later in the year, the average maturity of the Fund was extended somewhat with purchases of new bonds maturing in fourteen to fifteen years, in order to lock in higher yields.

The Fund's performance remained within our targeted objective, which is to perform between the Lehman 5-Year and Lehman 7-Year Municipal Bond Indices (before deduction of the sales charge for the Consumer Service Class).

The Fund features a unique strategy in the Michigan municipal market. The average maturity of the Fund is significantly shorter than most of the funds in its peer group. This reduces the volatility of the Fund's net asset value during changes in interest rates, while still earning a competitive yield on the portfolio when compared against the funds with longer maturities.



================================================================================
6

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                                                              [FMB LOGO OMITTED]
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FMB DIVERSIFIED EQUITY FUND

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE FMB DIVERSIFIED
    EQUITY FUND, INSTITUTIONAL CLASS OR CONSUMER CLASS, VERSUS THE S&P 500
              COMPOSITE INDEX, AND THE LIPPER GROWTH FUND'S AVERAGE

                              [LINE GRAPH OMITTED]

        FMB               FMB Diversified              Lipper
    Diversified             Equity Fund,     S&P 500   Growth
    Equity Fund,           Consumer Class   Composite   Funds
Institutional Class     without sales load    Index    Average
      10,000                  9,425           10,000    10,000
      10,396                  9,786           10,630    10,647
      10,251                  9,649           11,700    11,705
      10,388                  9,778           11,822    11,721
      13,353                 12,569           16,187    15,449
      16,368                 15,390           20,694    18,752
      20,000                 18,751           26,594    22,878


       Total        One Year   Annualized       Annualized       Annualized
      Return*        Return   3 Year Return    5 Year Return   Inception to Date
   Institutional     22.19%       24.40%           13.98%          14.54%
      Consumer       21.84%       24.23%           13.89%          14.43%
Consumer, with load  14.84%       21.80%           12.54%          13.31%

*Reflects voluntary fee waivers for certain periods. Past performance is not predictive of future performance.

The stock market continued to outperform even the most optimistic projections in 1997, especially when considering this year followed two exceptional years of growth in 1996 and 1995.

There was significant volatility during the year, with the market moving higher during the first few months, only to fall back to near even for the year during the month of April. From May through August the market consistently set new all-time highs, before dropping off in September, then rallying again to its peak for the year in October. Since that time, the concern over the problems in Asia has increased stock price volatility, and has kept the market below the October highs.

For most of the year, this rally has been fueled by a persistent flow of cash into equity mutual funds, and the need for these mutual funds to remain fully invested in the stock market. This flow of cash has produced some stock prices that are overvalued and unsustainable by most historical measures.

Our strategy has been to identify stocks that have good earnings predictability, and that are priced more attractively than the overall market. In anticipation of the impact of the problems in Asia on the earnings of U.S. corporations, we have structured the portfolio with industry exposures similar to the composition of the S&P 500 index.



================================================================================
                                                                               7

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB MONEY MARKET FUND

[PIE CHART OMITTED]

U.S. GOVERNMENT AGENCY OBLIGATIONS  4%
COMMERCIAL PAPER                   90%
CASH EQUIVALENTS                    6%

% of Total Portfolio Investments (Unaudited)
--------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
COMMERCIAL PAPER -- 90.6%
   Banks -- 4.8%
   Norwest
     5.590%,  01/05/98              $7,500      $7,459
                                             ---------
   Financial Services -- 38.1%
   American Express
     5.510%,  01/26/98               7,500       7,436
   American General Finance
     5.540%,  01/07/98               7,000       6,960
   Ciesco
     5.470%,  12/10/97               7,700       7,689
   Cit Group Holdings
     5.680%,  02/13/98               7,500       7,412
   Commercial Credit
     5.490%,  12/04/97               7,600       7,597
   Household Finance
     5.680%,  01/23/98               7,600       7,536
-------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
   Merrill Lynch
     5.740%,  01/30/98              $7,700      $7,626
   Prudential Funding
     5.630%,  01/14/98               7,700       7,647
                                             ---------
                                                59,903
                                             ---------
   Industrial -- 47.7%
   AT&T
     5.530%,  01/02/98               7,500       7,463
   Bell South
     5.610%,  12/05/97               7,500       7,495
   Cargill
     5.570%,  01/07/98               7,400       7,358
   Coca Cola
     5.480%,  01/20/98               7,500       7,443
   E.I. du Pont de Nemours
     5.480%,  01/21/98               7,500       7,442
   Ford Motor Credit
     5.530%,  01/12/98               7,600       7,551
   General Electric Capital
     5.500%,  02/04/98               7,700       7,624
   John Deere Capital
     5.610%,  01/09/98               7,700       7,653
   Lucent Technologies
     5.550%,  02/09/98               7,600       7,518
   Proctor & Gamble
     5.480%,  01/16/98               7,500       7,448
                                             ---------
                                                74,995
                                             ---------
       Total Commercial Paper
       (Cost $142,357)                         142,357
                                             ---------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
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8

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                                                              [FMB LOGO OMITTED]
================================================================================
FMB MONEY MARKET FUND (Concluded)
-------------------------------------------------------
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 3.8%
   FNMA MTN
     5.710%,  03/18/98              $6,000      $5,998
                                             ---------
       Total U.S. Government Agency Obligation
       (Cost $5,998)                             5,998
                                             ---------
REPURCHASE AGREEMENT -- 6.0%
   Donaldson, Lufkin, Jenrette
     5.70%, dated 11/28/97, matures 12/01/97,
     repurchase price $9,401,463 (collateralized
     by U.S. Treasury Note, par Value
     $9,360,000, 6.25%, matures 07/31/98,
     market value $9,584,398)        9,397       9,397
                                             ---------
       Total Repurchase Agreement
       (Cost $9,397)                             9,397
                                             ---------
       Total Investments -- 100.4%
       (Cost $157,752)                         157,752
                                             ---------
OTHER ASSETS AND LIABILITIES -- 0.4%
   Total Other Assets and Liabilities, Net        (555)
                                             ---------
-------------------------------------------------------
                                                Value
                                                (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional
     Class ($0.001 par value -- 10 billion
     authorized for the company)
     based on 143,435,837
     outstanding shares                       $143,436
   Portfolio Shares of Consumer Service
     Class ($0.001 par value -- 10 billion
     authorized for the company)
     based on 13,757,492
     outstanding shares                         13,757
   Undistributed Net Investment Income              91
   Accumulated Net Realized Loss
     on Investments                                (87)
                                             ---------
   Total Net Assets -- 100.0%                 $157,197
                                             =========
    Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                         $1.00
                                             =========
    Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                      $1.00
                                             =========

FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                               9

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND

[PIE CHART OMITTED]

U.S. GOVERNMENT AGENCY OBLIGATIONS          38%
CASH EQUIVALENTS                             4%
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS     15%
U.S. TREASURY OBLIGATIONS                   43%

% of Total Portfolio Investments (Unaudited)
-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS -- 15.0%
   FHLMC
     9.000%,  12/01/01             $   102     $   106
     7.000%,  11/15/05                 348         350
     8.000%,  01/01/13               1,155       1,194
     7.500%,  11/15/17               1,000       1,014
     7.150%,  07/15/18               1,794       1,805
     6.250%,  01/15/19               4,060       3,997
   FHLMC REMIC
     8.250%,  11/15/20                 118         118
   FNMA
     8.000%,  07/01/98                 119         123
     8.500%,  10/01/98                  26          27
     8.500%,  11/01/98                  57          59
     7.338%,  01/15/99               1,000       1,004
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
     7.500%,  07/25/02              $1,134     $ 1,154
     7.500%,  12/25/05               1,041       1,050
     7.500%,  05/01/07               1,554       1,591
     5.500%,  08/25/16               1,000         984
     6.950%,  05/25/17                  16          16
     6.350%,  07/25/18               1,000         997
     6.750%,  09/25/18                 267         266
     7.000%,  10/25/18               1,150       1,149
   FNMA REMIC
     6.750%,  06/25/18                 750         748
                                             ---------
       Total U.S. Agency Mortgage-
       Backed Obligations
       (Cost $17,762)                           17,752
                                             ---------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 39.3%
   FHLB
     6.460%,  02/01/00               1,000       1,000
     6.125%,  09/20/00               2,000       2,009
     6.020%,  09/06/01               2,000       1,988
     6.480%,  01/08/02               1,000       1,002
     6.330%,  12/03/02               3,000       2,994
   FHLMC
     6.600%,  11/12/99               1,000       1,012
     6.550%,  01/04/00               1,000       1,014
     7.140%,  07/31/02               1,500       1,509
     6.800%,  09/18/02               1,000       1,000
     6.120%,  01/21/03               2,500       2,487
     6.550%,  04/02/03               1,000       1,000
     8.335%,  03/14/05               2,000       2,014
     6.830%,  06/15/05               2,000       2,016
     7.000%,  07/06/05               2,000       2,030
     6.540%,  11/06/07               3,000       2,995

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
10

                                                              [FMB LOGO OMITTED]
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONTINUED)
-------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
-------------------------------------------------------
   FNMA
     6.330%,  11/03/00              $3,000     $ 3,001
     7.000%,  05/10/01               2,000       2,030
     6.630%,  06/05/01               1,000       1,010
     7.550%,  04/22/02               2,000       2,116
     6.720%,  02/25/03               2,400       2,400
     7.090%,  10/13/05               2,000       2,001
   FNMA MTN
     5.790%,  01/22/01               2,000       1,976
     6.500%,  12/27/01               1,000       1,004
     6.330%,  10/02/02               1,000         999
     6.880%,  11/20/06               4,000       4,045
                                             ---------
       Total U.S. Government Agency Obligations
       (Cost $46,436)                           46,652
                                             ---------
U.S. TREASURY OBLIGATIONS -- 43.5%
   U.S. Treasury Notes
     7.875%,  01/15/98               3,000       3,009
     9.000%,  05/15/98               5,000       5,078
     8.250%,  07/15/98               4,000       4,063
     6.375%,  01/15/99               2,000       2,014
     6.875%,  08/31/99               2,000       2,036
     7.875%,  11/15/99               1,000       1,039
     6.250%,  05/31/00               2,000       2,021
     8.000%,  05/15/01               2,000       2,134
     7.875%,  08/15/01               2,000       2,133
     6.250%,  10/31/01               1,000       1,014
     7.500%,  11/15/01               1,000       1,057
     6.250%,  02/28/02               1,000       1,015
     5.750%,  08/15/03               2,000       1,991
     5.875%,  02/15/04               3,000       3,007
--------------------------------------------------------
                                               Market
                                      Par       Value
                                     (000)      (000)
--------------------------------------------------------
     7.250%,  05/15/04              $2,000     $ 2,148
     7.875%,  11/15/04               2,000       2,226
     7.500%,  02/15/05               2,000       2,187
     6.500%,  05/15/05               2,000       2,073
     5.875%,  11/15/05               2,000       1,997
     5.625%,  02/15/06               2,000       1,964
     6.875%,  05/15/06               2,000       2,128
     6.500%,  10/15/06               1,000       1,040
     6.250%,  02/15/07               2,000       2,049
     6.625%,  05/15/07               2,000       2,105
                                             ---------
       Total U.S. Treasury Obligations
       (Cost $50,088)                           51,528
                                             ---------
REPURCHASE AGREEMENT -- 4.0%
   Donaldson, Lufkin, Jenrette
     5.70%, dated 11/28/97, matures 12/01/97,
     repurchase price $4,805,281
     (collateralized by U.S. Treasury
     Note, par value $4,802,000,
     7.125%, matures 10/15/98, market
     value $4,902,632)               4,803       4,803
                                             ---------
       Total Repurchase Agreement
       (Cost $4,803)                             4,803
                                             ---------
       Total Investments -- 101.8%
       (Cost $119,089)                         120,735
                                             ---------
OTHER ASSETS AND LIABILITIES -- (1.8%)
   Total Other Assets and Liabilities, Net      (2,153)
                                             ---------
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              11

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB INTERMEDIATE GOVERNMENT INCOME FUND (CONCLUDED)
-------------------------------------------------------
                                               Market
                                                Value
                                                (000)
-------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company)
     based on 11,320,871
     outstanding shares                       $114,950
   Portfolio Shares of Consumer
     Service Class ($0.001 par
     value -- 10 billion
     authorized for the company)
     based on 346,179 outstanding shares         3,698
   Overdistributed Net Investment Income            (4)
   Accumulated Net Realized
     Loss on Investments                        (1,708)
   Net Unrealized Appreciation
     on Investments                              1,646
                                             ---------
   Total Net Assets -- 100.0%                 $118,582
                                             =========
   Net Asset Value, Offering and Redemption
     Price Per Share -- Institutional Class     $10.16
                                             =========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                     $10.16
                                             =========
   Maximum Offering Price Per Share --
     Consumer Service Class
     ($10.16/95.25%)                            $10.67
                                             =========

FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
12

                                                              [FMB LOGO OMITTED]
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND

[PIE CHART OMITTED]

UTILITY BONDS              16%
TRANSPORTATION BONDS        1%
INDUSTRIAL REVENUE BONDS    4%
HOUSING BONDS               1%
HEALTH CARE BONDS          23%
GENERAL OBLIGATION BONDS   43%
CASH EQUIVALENTS            1%
EDUCATION BONDS            11%

% of Total Portfolio Investments (Unaudited)
-------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
-------------------------------------------------------
MUNICIPAL BONDS -- 97.9%
   Michigan -- 97.9%
   Ann Arbor, Sewer Disposal
     Project, Series 12, RB
     6.950%,  07/01/03                $335        $371
   Ann Arbor, Water Supply System,
     Series T, MBIA, RB
     7.375%,  02/01/03                 710         809
   Bay County, West Side Regional,
     Sewer Disposal System, GO
     6.400%,  05/01/01                 150         154
   Cadillac, Public Schools, FGIC, GO
     5.375%,  05/01/10                 500         515
   Chelsea, School District Authority,
     FGIC, GO
     5.500%,  05/01/08                 500         527
   Clio, School District Authority, RB
     7.200%,  05/01/01                 200         207
--------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
--------------------------------------------------------
   Dearborn, Economic Development
     Authority, Oakwood Group
     Project, Series A, MBIA, RB,
     Pre-refunded at 102 (A)
     6.550%,  08/15/01                $250        $274
   Dearborn, School District
     Authority, GO
     5.250%,  05/01/06                 500         522
   Detroit, School District Authority,
     AMBAC, GO, Pre-refunded at
     102 (A)
     7.100%,  05/01/01                 250         277
   Detroit, Sewer Disposal Project,
     MBIA, RB, Pre-refunded
     at 101.5 (A)
     7.125%,  07/01/99                 500         531
   Detroit, Sewer Disposal, MBIA, RB
     5.000%,  07/01/11                 500         502
   Fowlerville County, School District
     Authority, MBIA, GO
     5.350%,  05/01/10                 500         511
   Gaylord, Community School
     Project, GO, Pre-refunded
     at 102 (A)
     6.600%,  05/01/02                 500         553
   Grand Rapids, Downtown
     Development Authority, MBIA, TA
     6.600%,  06/01/08                 545         613
   Grand Rapids, Sanitation and
     Sewer Authority, Improvement
     Project, RB
     6.875%,  01/01/10                 500         534
   Grand Rapids, Water Supply
     Authority, FGIC, RB
     6.625%,  01/01/08                 500         541

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              13

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
-------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
-------------------------------------------------------
   Michigan (CONTINUED)
   Grandville, Public School District
     Authority, FGIC, GO
     6.000%,  05/01/05                $310        $338
   Grosse Ile Township, School
     District Authority, FGIC, GO
     5.600%,  05/01/10                 500         524
   Harrison, Community School
     Project, AMBAC, GO
     5.800%,  05/01/05                 500         537
   Holland, Electric Authority, RB,
     Pre-refunded at 100 (A)
     6.500%,  07/01/99                 400         415
   Holland, Water Supply System,
     Series A, RB
     5.250%,  07/01/12                 655         664
   Huron Valley, School District
     Authority, FGIC, GO
     5.450%,  05/01/08                 500         527
   Jenison, Michigan Public School
     Authority, FGIC, GO
     5.400%,  05/01/08                 500         532
   Kalamazoo, Hospital Finance
     Authority, Borgess Medical Center
     Project, Series A, FGIC, RB
     6.250%,  07/01/04                 500         516
   Kenowa Hills, Public Schools,
     MBIA, GO
     5.500%,  05/01/08                 500         527
   Kent County, Building Authority, GO
     6.000%,  12/01/09                 500         519
   Kent County, Hospital Finance
     Authority, Pine Rest Christian
     Hospital Project, FGIC, RB
     6.500%,  11/01/10                 500         544
--------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
--------------------------------------------------------
   Kent, Hospital Finance Authority,
     Blodgett Memorial Hospital
     Project, MBIA, RB
     5.750%,  07/01/09                $500        $507
   Kent, Hospital Finance Authority,
     Blodgett Memorial Medical
     Center Project, Series A, RB
     6.875%,  07/01/99                  90          94
   Kent, Hospital Finance Authority,
     Mary Free Hospital Project,
     Series A, RB
     6.500%,  04/01/05                 200         211
   Lake Shore, Public Schools,
     Macomb County, GO
     5.400%,  05/01/12                 500         512
   Lansing, Building Authority, GO,
     Escrowed to Maturity
     7.150%,  06/01/03                 525         572
   Lenawee County, Building
     Authority, Human Services
     Project, AMBAC, GO
     6.000%,  05/01/09                 350         378
   Lincoln Park, School District
     Authority, FGIC, GO
     5.500%,  05/01/06                 500         532
   Macomb County, Waste Water
     Disposal Project, GO
     6.500%,  11/01/99                 200         206
   Mattawan, School District
     Authority, GO
     6.400%,  05/01/09                 500         542
   Michigan State Building Authority,
     AMBAC, RB
     6.750%,  10/01/07                 500         552

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
14

                                                              [FMB LOGO OMITTED]
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
-------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
-------------------------------------------------------
   Michigan (CONTINUED)
   Michigan State Environmental
     Protection Program, GO,
     Pre-refunded at 102 (A)
     6.250%,  11/01/02              $1,000      $1,099
   Michigan State Higher Education
     Authority, Hope College Project,
     Series B, RB
     5.900%,  04/01/09                 350         363
   Michigan State Higher Education
     Authority, Student Loan,
     Series 13, AMBAC, RB
     5.700%,  04/01/02                 500         523
   Michigan State, Hospital Finance
     Authority, Holland Community
     Hospital Project, RB
     5.250%,  01/01/08                 750         756
   Michigan State Hospital Finance
     Authority, Central Michigan
     Community Hospital,
     Series A, RB
     5.750%,  10/01/02                 300         312
   Michigan State Hospital Finance
     Authority, Daughters Charity
     Project, RB
     5.500%,  11/01/05                 500         531
   Michigan State Hospital Finance
     Authority, Detroit Medical Center
     Project, Series A, RB
     6.375%,  08/15/09                 500         534
   Michigan State Hospital Finance
     Authority, Mercy Health Services,
     Series Q, AMBAC, RB
     5.100%,  08/15/07                 500         516
-------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
-------------------------------------------------------
   Michigan State Hospital Finance
     Authority, Otsego Memorial
     Hospital Project, RB (B)
     6.000%,  01/01/09                $660        $691
   Michigan State Hospital Finance
     Authority, Saint John Hospital
     Project, Series A, AMBAC, RB
     5.750%,  05/15/04                 200         214
   Michigan State Hospital Finance
     Authority, Sparrow Obligated
     Group Project, MBIA, RB
     6.300%,  11/15/03                 615         668
   Michigan State Housing
     Development Authority,
     Walled Lake Villa Project,
     FSA, RB
     5.850%,  04/15/07                 420         455
   Michigan State Public Power
     Agency, Campbell Project,
     AMBAC, RB, Pre-refunded
     at 100 (A)
     6.400%,  01/01/99                 235         241
   Michigan State Strategic Fund,
     Lutheran Social Services
     Project, RB (B)
     5.200%,  09/01/04                 400         414
   Northern Michigan University,
     AMBAC, RB
     5.500%,  12/01/09                 435         453
   Oakland County, Economic
     Development Authority,
     Cranbrook  Elderly Community
     Project, RB
     6.375%, 11/01/14                  500         554

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              15

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONTINUED)
-------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
-------------------------------------------------------
   Michigan (CONTINUED)
   Oakland County, GO
     6.250%,  11/01/06                $500        $521
   Ottawa County, Holland
     Township Extension, GO
     6.800%,  08/01/05                 500         536
   Paw Paw, Public School
     District, FGIC, GO
     6.500%,  05/01/09                 500         582
   Rochester Hills, Series B, GO,
     Pre-refunded at 102 (A)
     6.600%,  11/01/98                 465         485
   Rochester Hills, Transportation
     Fund, GO
     6.250%,  08/01/05                 200         206
   Rochester, School District
     Authority, GO, Pre-refunded
     at 100 (A)
     6.500%,  05/01/02                 150         163
   Rockford, Public School
     Authority, GO
     5.600%,  05/01/05                 500         531
   Saginaw, Water Authority, RB
     6.000%,  07/01/07                 865         900
   Saint Joseph, Mercy Memorial
     Medical Center, AMBAC, RB
     5.125%,  01/01/09                 500         509
   Saranac, School District
     Authority, GO
     5.700%,  05/01/07                 230         246
   Troy, Downtown Development
     Authority, Series A, TA, RB
     6.100%,  11/01/10                 400         432
--------------------------------------------------------
                                               Market
                                       Par      Value
                                      (000)     (000)
--------------------------------------------------------
   University of Michigan, Hospital
     Revenue, Series A, RB
     5.700%,  12/01/04                $250        $268
   University of Michigan, Major
     Capital Projects, RB
     5.800%,  04/01/10                 500         530
   Utica, Community Schools
     Project, GO
     5.700%,  05/01/06                 500         536
   Walled Lake, School District
     Authority, GO, Pre-refunded
     at 102 (A)
     6.500%,  05/01/99                 200         211
   Warren, School District Authority,
     GO, Pre-refunded at 102 (A)
     6.700%,  05/01/01                 500         547
   Warren, Transportation Fund, GO
     5.000%,  06/01/07                 405         412
   West Ottawa, Public School
     District, FGIC, GO
     5.400%,  05/01/09                 500         521
                                              --------
                                                33,650
                                              --------
       Total Municipal Bonds
       (Cost $32,048)                           33,650
                                              --------
CASH EQUIVALENT -- 1.1%
   Federated Michigan Municipal
     Cash Trust                        394         394
                                              --------
       Total Cash Equivalent
       (Cost $394)                                 394
                                              --------
       Total Investments -- 99.0%
       (Cost $32,442)                           34,044
                                              --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
16

                                                              [FMB LOGO OMITTED]
================================================================================
FMB MICHIGAN TAX-FREE BOND FUND (CONCLUDED)
-------------------------------------------------------
                                               Market
                                                Value
                                                (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
   Total Other Assets and Liabilities, Net     $   336
                                              --------
NET ASSETS:
   Portfolio Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 2,292,257 outstanding shares            23,879
   Portfolio Shares of Consumer Service Class
     ($0.001 par value -- 10 billion
     authorized for the company) based on
     865,841 outstanding shares                  8,970
   Accumulated Net Realized Loss
     on Investments                                (71)
   Net Unrealized Appreciation
     on Investments                              1,602
                                              --------
   Total Net Assets -- 100.0%                  $34,380
                                              ========
--------------------------------------------------------
                                               Market
                                                Value
--------------------------------------------------------
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $10.89
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                     $10.89
                                              ========
   Maximum Offering Price Per
     Share -- Consumer Service Class
     ($10.89/95.25%)                            $11.43
                                              ========

(A) PRE-REFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.
(B) SECURITY IS BACKED BY A LETTER OF CREDIT.
AMBAC -- SECURITY INSURED BY AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
FGIC -- SECURITY INSURED BY FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- SECURITY INSURED BY FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- SECURITY INSURED BY MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
TA -- TAX ALLOCATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              17

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB DIVERSIFIED EQUITY FUND

CASH EQUIVALENTS           9%
BUILDING AND CONSTRUCTION  4%
CHEMICALS AND DRUGS       14%
CONSUMER PRODUCTS         11%
DURABLE GOODS             29%
FINANCIAL                 11%
OIL AND ENERGY             8%
RETAIL                     5%
UTILITIES                  4%
MISCELLANEOUS              5%

% OF TOTAL PORTFOLIO INVESTMENTS (UNAUDITED)
-------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
-------------------------------------------------------
COMMON STOCKS -- 91.4%
   Aerospace & Defense -- 2.2%
   Lockheed Martin                   7,000      $  683
   Raytheon                         20,000       1,119
                                              --------
                                                 1,802
                                              --------
   Automotive -- 3.7%
   Ford Motor                       33,500       1,440
   TRW                              28,000       1,589
                                              --------
                                                 3,029
                                              --------
   Banks -- 7.7%
   Banc One                         43,500       2,235
   Citicorp                         15,000       1,799
   Norwest                          60,000       2,246
                                              --------
                                                 6,280
                                              --------
--------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
--------------------------------------------------------
   Beauty Products -- 2.7%
   Gillette                         13,000      $1,200
   International Flavors &
    Fragrances                      21,000       1,012
                                              --------
                                                 2,212
                                              --------
   Chemicals -- 1.8%
   Morton International             44,000       1,499
                                              --------
   Computer Software/Services -- 8.7%
   Diebold                           7,500         346
   Hewlett Packard                  24,000       1,465
   Microsoft*                       13,000       1,839
   Oracle*                          58,750       1,957
   Solectron*                       41,000       1,494
                                              --------
                                                 7,101
                                              --------
   Drugs -- 11.3%
   Abbott Laboratories              32,800       2,132
   Johnson & Johnson                26,000       1,636
   Merck                            22,500       2,128
   Pfizer                           30,500       2,219
   Schering Plough                  17,600       1,103
                                              --------
                                                 9,218
                                              --------
   Electrical Equipment -- 5.8%
   AMP                              26,000       1,129
   General Electric                 33,000       2,434
   Molex                            30,000       1,142
                                              --------
                                                 4,705
                                              --------
   Entertainment -- 3.1%
   Carnival                         26,000       1,406
   Walt Disney                      12,000       1,139
                                              --------
                                                 2,545
                                              --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
18

                                                              [FMB LOGO OMITTED]
================================================================================
FMB DIVERSIFIED EQUITY FUND (CONTINUED)
-------------------------------------------------------
                                               Market
                                                Value
                                    Shares      (000)
-------------------------------------------------------
   Financial Services -- 1.5%
   Fannie Mae                       24,000      $1,268
                                              --------
   Food, Beverage & Tobacco -- 6.3%
   CPC International                14,000       1,447
   PepsiCo                          40,000       1,475
   Sara Lee                         21,500       1,137
   Sysco                            25,000       1,114
                                              --------
                                                 5,173
                                              --------
   Household Products -- 1.8%
   Procter & Gamble                 19,000       1,450
                                              --------
   Insurance -- 2.1%
   American International Group     17,000       1,714
                                              --------
   Leisure -- 1.7%
   Mattel                           35,000       1,402
                                              --------
   Machinery -- 1.9%
   Caterpillar                      33,300       1,596
                                              --------
   Manufacturing -- 1.1%
   Illinois Tool Works              16,000         877
                                              --------
   Miscellaneous Business Services -- 2.1%
   Automatic Data Processing        30,000       1,688
                                              --------
   Petroleum & Fuel Products -- 2.4%
   Schlumberger                     24,000       1,976
                                              --------
   Petroleum Refining -- 7.6%
   Chevron                          14,000       1,123
   Exxon                            20,000       1,220
   Mobil                            27,500       1,978
   Royal Dutch Petroleum, ADR       36,000       1,897
                                              --------
                                                 6,218
                                              --------
--------------------------------------------------------
                                               Market
                                    Shares/     Value
                                   Par (000)    (000)
--------------------------------------------------------
   Retail -- 6.6%
   Home Depot                       35,100     $ 1,963
   Kohl's*                          19,000       1,375
   Walgreen                         64,800       2,086
                                              --------
                                                 5,424
                                              --------
   Semi-Conductors/Instruments -- 3.7%
   Intel                            21,000       1,630
   Motorola                         21,800       1,371
                                              --------
                                                 3,001
                                              --------
   Telephones & Telecommunication -- 5.6%
   Alltel                           29,000       1,153
   Ameritech                        12,000         925
   Lucent Technologies              18,194       1,458
   SBC Communications               15,000       1,092
                                              --------
                                                 4,628
                                              --------
       Total Common Stocks
       (Cost $42,943)                           74,806
                                              --------
REPURCHASE AGREEMENT -- 8.7%
    Donaldson, Lufkin, Jenrette
     5.70%, dated 11/28/97,
     matures 12/01/97, repurchase
     price $7,103,373 (collateralized
     by U.S. Treasury Note, par
     value $6,989,000, 7.50%,
     matures 10/31/99,
     market value $7,237,030)       $7,100       7,100
                                              --------
       Total Repurchase Agreement
       (Cost $7,100)                             7,100
                                              --------
       Total Investments -- 100.1%
       (Cost $50,043)                           81,906
                                              --------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              19

NOVEMBER 30, 1997

STATEMENT OF NET ASSETS
================================================================================
FMB DIVERSIFIED EQUITY FUND (CONCLUDED)
-------------------------------------------------------
                                               Market
                                                Value
                                                (000)
-------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1%)
   Other Assets and Liabilities, Net           $   (56)
                                              --------
NET ASSETS:
   Portfolio Shares of Institutional Class
     ($0.001 par value -- 10 billion
     authorized for the company) based
     on 3,550,032 outstanding shares            38,303
   Portfolio Shares of Consumer Service
     Class ($0.001 par value -- 10 billion
     authorized for the company) based
     on 425,480 outstanding shares               4,703
   Undistributed Net Investment Income              28
   Accumulated Net Realized Gain
     on Investments                              6,953
   Net Unrealized Appreciation
     on Investments                             31,863
                                              --------
   Total Net Assets -- 100.0%                  $81,850
                                              ========

--------------------------------------------------------
                                               Market
                                                Value
--------------------------------------------------------
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Institutional Class                        $20.59
                                              ========
   Net Asset Value, Offering and
     Redemption Price Per Share --
     Consumer Service Class                     $20.58
                                              ========
   Maximum Offering Price Per Share --
     Consumer Service Class
     ($20.58/94.25%)                            $21.84
                                              ========

* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
20

                                                              [FMB LOGO OMITTED]

FOR THE YEAR ENDED NOVEMBER 30, 1997

STATEMENT OF OPERATIONS (000)
================================================================================

                                                                                FMB          FMB
                                                                   FMB      Intermediate   Michigan       FMB
                                                                  Money      Government    Tax-Free   Diversified
                                                                  Market       Income        Bond       Equity
                                                                   Fund         Fund         Fund        Fund
                                                                 ---------  ------------   --------   -----------
Investment Income:
   Interest Income ..........................................     $9,013        $7,646       $1,825      $   397
   Dividend Income ..........................................         --            --           --        1,048
                                                                  ------        ------       ------      -------
     Total Investment Income ................................      9,013         7,646        1,825        1,445
                                                                  ------        ------       ------      -------
Expenses:
   Investment Advisory Fees .................................        569           514          186          749
   Waiver of Investment Advisory Fees .......................         --            --          (89)          --
   Administrator Fees .......................................        325           228           68          150
   Professional Fees ........................................         58            41           12           24
   Transfer Agent Fees ......................................        100            77           38           54
   Distribution Fees (1) ....................................         40            15           32           28
   Waiver of Distribution Fees (1) ..........................         --            (4)          (9)          (8)
   Printing Expenses ........................................         27            14            7           11
   Custodian Fees ...........................................         14             8           10           11
   Registration Fees ........................................         17             5            5           10
   Trustee Fees .............................................         11             6            2            5
   Miscellaneous ............................................          5             5           10           13
                                                                  ------        ------       ------      -------
     Total Expenses .........................................      1,166           909          272        1,047
                                                                  ------        ------       ------      -------
Net Investment Income .......................................      7,847         6,737        1,553          398
                                                                  ------        ------       ------      -------
   Net Realized Gain on Securities Sold .....................          1            51           31        7,247
   Net Change in Unrealized Appreciation
     on Investments .........................................         --           258          297        7,353
                                                                  ------        ------       ------      -------
Net Realized and Unrealized Gain
   on Investments ...........................................          1           309          328       14,600
                                                                  ------        ------       ------      -------
Net Increase in Net Assets From Operations ..................     $7,848        $7,046       $1,881      $14,998
                                                                  ======        ======       ======      =======

(1) DISTRIBUTION FEES ARE APPLICABLE TO THE CONSUMER SERVICE CLASS OF SHARES ONLY AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
                                                                              21

FOR THE YEAR ENDED NOVEMBER 30,

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================

                                                                                                  FMB Money
                                                                                                 Market Fund
                                                                                           ------------------------
                                                                                             12/1/96      12/1/95
                                                                                           to 11/30/97  to 11/30/96
                                                                                           -----------  -----------
Investment Activities:
   Net Investment Income ................................................................      $7,847       $6,064
   Net Realized Gain on Securities Sold .................................................           1           --
   Net Unrealized Appreciation (Depreciation) of Investment Securities ..................          --           --
                                                                                             --------     --------
   Net Increase in Net Assets Resulting from Operations .................................       7,848        6,064
                                                                                             --------     --------
Distributions to Shareholders:
   Net Investment Income
     Institutional Class ................................................................      (7,071)      (5,129)
     Consumer Service Class .............................................................        (776)        (935)
                                                                                             --------     --------
   Realized Capital Gains
     Institutional Class ................................................................          --           --
     Consumer Service Class .............................................................          --           --
                                                                                             --------     --------
        Total Distributions .............................................................      (7,847)      (6,064)
                                                                                             --------     --------
Capital Share Transactions:
   Institutional Class
     Proceeds from Shares Issued ........................................................     268,719      289,946
     Reinvestment of Cash Distributions .................................................          --           --
     Cost of Shares Redeemed ............................................................    (277,831)    (224,594)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets from Institutional Class Transactions ............      (9,112)      65,352
                                                                                             --------     --------
   Consumer Service Class
     Proceeds from Shares Issued ........................................................      28,917       52,312
     Reinvestment of Cash Distributions .................................................         745          906
     Cost of Shares Redeemed ............................................................     (35,891)     (50,760)
                                                                                             --------     --------
     Increase (Decrease) in Net Assets Derived from Consumer Service Class Transactions .      (6,229)       2,458
                                                                                             --------     --------
Increase (Decrease) in Net Assets Derived from Capital Share Transactions ...............     (15,341)      67,810
                                                                                             --------     --------
     Net Increase (Decrease) in Net Assets ..............................................     (15,340)      67,810
                                                                                             --------     --------
Net Assets:
   Beginning of Period ..................................................................     172,537      104,727
                                                                                             --------     --------
   End of Period ........................................................................    $157,197     $172,537
                                                                                             ========     ========
Shares Issued and Redeemed:
   Institutional Class Shares:
     Shares Issued ......................................................................     268,719      289,946
     Shares Issued in Lieu of Cash Distributions ........................................          --           --
     Shares Redeemed ....................................................................    (277,831)    (224,594)
                                                                                             --------     --------
     Net Increase (Decrease) Institutional Class Shares .................................      (9,112)      65,352
                                                                                             --------     --------
   Consumer Service Class Shares:
     Shares Issued ......................................................................      28,917       52,312
     Shares Issued in Lieu of Cash Distributions ........................................         745          906
     Shares Redeemed ....................................................................     (35,891)     (50,760)
                                                                                             --------     --------
     Net Increase (Decrease) Consumer Service Class Shares ..............................      (6,229)       2,458
                                                                                             --------     --------
   Net Increase (Decrease) in Shares ....................................................     (15,341)      67,810
                                                                                             ========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
22

                                                              [FMB LOGO OMITTED]
================================================================================

    FMB Intermediate                   FMB Michigan                     FMB Diversified
 Government Income Fund             Tax-Free Bond Fund                    Equity Fund
-----------------------           -----------------------          ------------------------
   12/1/96    12/1/95               12/1/96     12/1/95              12/1/96     12/1/95
 to 11/30/97 to 11/30/96          to 11/30/97 to 11/30/96          to 11/30/97  to 11/30/96
 ----------- -----------          ----------- -----------          -----------  -----------

   $  6,737     $  6,868           $  1,553     $ 1,496              $   398      $   456
        51           43                 31           13                7,247        2,842
       258       (1,236)               297          (28)               7,353        9,761
  --------     --------            -------      -------              -------      -------
     7,046        5,675              1,881        1,481               14,998       13,059
  --------     --------            -------      -------              -------      -------


    (6,370)      (6,645)            (1,147)      (1,010)                (405)        (448)
      (244)        (351)              (408)        (484)                 (29)         (44)
  --------     --------            -------      -------              -------      -------

        --           --                 --           --               (2,600)          --
        --           --                 --           --                 (306)          --
  --------     --------            -------      -------              -------      -------
    (6,614)      (6,996)            (1,555)      (1,494)              (3,340)        (492)
  --------     --------            -------      -------              -------      -------


    24,530       22,554              4,758        4,811               14,338       12,641
         4           --                 --           --                    1           --
   (17,950)     (27,917)            (3,128)      (2,469)             (13,484)     (15,397)
  --------     --------            -------      -------              -------      -------
     6,584       (5,363)             1,630        2,342                  855       (2,756)
  --------     --------            -------      -------              -------      -------

       104          203              1,729        1,348                1,239        1,547
       193          276                301          373                  334           33
    (2,008)      (2,774)            (1,738)      (5,237)              (1,238)      (1,548)
  --------     --------            -------      -------              -------      -------
    (1,711)      (2,295)               292       (3,516)                 335           32
  --------     --------            -------      -------              -------      -------
     4,873       (7,658)             1,922       (1,174)               1,190       (2,724)
  --------     --------            -------      -------              -------      -------
     5,305       (8,979)             2,248       (1,187)              12,848        9,843
  --------     --------            -------      -------              -------      -------

   113,277      122,256             32,132       33,319               69,002       59,159
  --------     --------            -------      -------              -------      -------
  $118,582     $113,277            $34,380      $32,132              $81,850      $69,002
  ========     ========            =======      =======              =======      =======


     2,439        2,234                443          453                  784          796
        --           --                 --           --                   --           --
    (1,784)      (2,767)              (290)        (232)                (722)        (965)
  --------     --------            -------      -------              -------      -------
       655         (533)               153          221                   62         (169)
  --------     --------            -------      -------              -------      -------

        10           22                161          126                   68           98
        19           27                 28           37                   20            2
      (200)        (275)              (162)        (493)                 (66)         (97)
  --------     --------            -------      -------              -------      -------
      (171)        (226)                27         (330)                  22            3
  --------     --------            -------      -------              -------      -------
       484         (759)               180         (109)                  84         (166)
  ========     ========            =======      =======              =======      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================

FOR THE PERIOD ENDED NOVEMBER 30,                             [FMB LOGO OMITTED]

FINANCIAL HIGHLIGHTS
================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        Net
                               Net                 Realized and                                                            Net
                              Asset                 Unrealized     Dividends   Distributions      Net                    Assets
                              Value       Net        Gains or      from Net        from       Asset Value                  End
                            Beginning Investment     (Losses)     Investment      Capital         End       Total       of Period
                            of Period   Income     on Securities    Income         Gains       of Period  Return(2)       (000)
                            --------- ----------   -------------  ----------   -------------  ----------- ---------     ---------
-----------------------
FMB Money Market Fund
-----------------------
   Institutional Class
   1997                       $1.00      $0.05         --           $(0.05)          --             $1.00     4.96%      $143,439
   1996                        1.00       0.05         --            (0.05)          --              1.00     4.87%       152,549
   1995                        1.00       0.05         --            (0.05)          --              1.00     5.28%        87,238
   1994                        1.00       0.04         --            (0.04)          --              1.00     3.51%       103,301
   1993                        1.00       0.03         --            (0.03)          --              1.00     2.97%        65,448
   1992(1)                     1.00       0.04         --            (0.04)          --              1.00     3.78%        58,596
   Consumer Class
   1997                       $1.00      $0.05         --           $(0.05)          --             $1.00     4.70%       $13,758
   1996                        1.00       0.05         --            (0.05)          --              1.00     4.70%        19,988
   1995                        1.00       0.05         --            (0.05)          --              1.00     5.28%        17,489
   1994                        1.00       0.04         --            (0.04)          --              1.00     3.51%         7,154
   1993                        1.00       0.03         --            (0.03)          --              1.00     2.97%         1,485
   1992(1)                     1.00       0.04         --            (0.04)          --              1.00     3.67%           208
-----------------------------------------
FMB Intermediate Government Income Fund
-----------------------------------------
   Institutional Class
   1997                      $10.13      $0.59         $0.02        $(0.58)          --            $10.16     6.27%      $115,064
   1996                       10.24       0.59         (0.10)        (0.60)          --             10.13     4.97%       108,047
   1995                        9.66       0.61          0.58         (0.61)          --             10.24    12.64%       114,646
   1994                       10.46       0.57         (0.80)        (0.57)          --              9.66    (2.23%)      115,449
   1993                       10.10       0.59          0.36         (0.59)          --             10.46     9.60%       105,820
   1992(1)                    10.00       0.60          0.10         (0.60)          --             10.10     7.10%        81,371
   Consumer Class
   1997                      $10.13      $0.57         $0.02        $(0.56)          --            $10.16     5.99%        $3,518
   1996                       10.24       0.57         (0.10)        (0.58)          --             10.13     4.80%         5,230
   1995                        9.66       0.61          0.58         (0.61)          --             10.24    12.64%         7,610
   1994                       10.46       0.57         (0.80)        (0.57)          --              9.66    (2.23%)        9,718
   1993                       10.10       0.59          0.36         (0.59)          --             10.46     9.60%        10,872
   1992(1)                    10.00       0.58          0.10         (0.58)          --             10.10     6.95%         5,440

                                                                   Ratio             Ratio of
                                                 Ratio          of Expenses         Net Income
                                Ratio           of Net          to Average          to Average
                             of Expenses        Income          Net Assets          Net Assets                        Average
                             to Average       to Average        (Excluding          (Excluding        Portfolio     Commissions
                             Net Assets       Net Assets         Waivers)            Waivers)         Turnover         Rate+
                             -----------      ----------        -----------         ----------        ---------     -----------
-----------------------
FMB Money Market Fund
-----------------------
   Institutional Class
   1997                          0.69%           4.85%             0.69%               4.85%              n/a           n/a
   1996                          0.68%           4.79%             0.68%               4.79%              n/a           n/a
   1995                          0.65%           5.16%             0.65%               5.16%              n/a           n/a
   1994                          0.68%           3.46%             0.70%               3.44%              n/a           n/a
   1993                          0.32%           2.91%             0.68%               2.55%              n/a           n/a
   1992(1)                       0.27%           3.59%             0.91%               2.95%              n/a           n/a
   Consumer Class
   1997                          0.94%           4.60%             0.94%               4.60%              n/a           n/a
   1996                          0.86%           4.61%             0.93%               4.54%              n/a           n/a
   1995                          0.65%           5.16%             0.65%               5.16%              n/a           n/a
   1994                          0.68%           3.46%             0.70%               3.44%              n/a           n/a
   1993                          0.32%           2.91%             0.68%               2.55%              n/a           n/a
   1992(1)                       0.39%           3.46%             1.03%               2.82%              n/a           n/a
---------------------------------------
FMB Intermediate Government Income Fund
---------------------------------------
   Institutional Class
   1997                          0.79%           5.91%             0.79%               5.91%               28%          n/a
   1996                          0.79%           5.89%             0.79%               5.89%               16%          n/a
   1995                          0.78%           6.09%             0.78%               6.09%               27%          n/a
   1994                          0.83%           6.45%             0.85%               6.43%               20%          n/a
   1993                          0.50%           5.66%             0.78%               5.38%               17%          n/a
   1992(1)                       0.43%           5.85%             0.90%               5.38%               29%          n/a
   Consumer Class
   1997                          1.04%           5.66%             1.14%               5.56%               28%          n/a
   1996                          0.95%           5.73%             1.14%               5.54%               16%          n/a
   1995                          0.78%           6.09%             0.78%               6.09%               27%          n/a
   1994                          0.83%           6.45%             0.85%               6.43%               20%          n/a
   1993                          0.50%           5.66%             0.78%               5.38%               17%          n/a
   1992(1)                       0.61%           5.67%             1.08%               5.20%               29%          n/a

+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS
    DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
24 & 25

FOR THE PERIOD ENDED NOVEMBER 30,                             [FMB LOGO OMITTED]

FINANCIAL HIGHLIGHTS
================================================================================
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                        Net
                               Net                 Realized and                                                            Net
                              Asset                 Unrealized     Dividends   Distributions      Net                    Assets
                              Value       Net          Gains       from Net        from       Asset Value                  End
                            Beginning Investment     (Losses)     Investment      Capital         End       Total       of Period
                            of Period   Income     on Securities    Income         Gains       of Period  Return(2)       (000)
                            --------- ----------   -------------  ----------   -------------  ----------- ---------     ---------
---------------------------------
FMB Michigan Tax-Free Bond Fund
---------------------------------
   Institutional Class
   1997                      $10.79      $0.50         $0.10        $(0.50)      $   --          $10.89       5.73%       $24,954
   1996                       10.79       0.50            --         (0.50)          --           10.79       4.78%        23,082
   1995                        9.97       0.49          0.82         (0.49)          --           10.79      13.21%        20,700
   1994                       10.61       0.47         (0.63)        (0.47)       (0.01)          9.97      (1.49%)       15,495
   1993                       10.24       0.49          0.37         (0.49)          --           10.61       8.53%        11,779
   1992(1)                    10.00       0.48          0.24         (0.48)          --           10.24       7.29%         6,043
   Consumer Class
   1997                      $10.79      $0.47         $0.10        $(0.47)      $   --          $10.89       5.47%        $9,426
   1996                       10.79       0.48            --         (0.48)          --           10.79       4.61%         9,050
   1995                        9.97       0.49          0.82         (0.49)          --           10.79      13.21%        12,619
   1994                       10.61       0.47         (0.63)        (0.47)       (0.01)          9.97      (1.49%)       12,249
   1993                       10.24       0.49          0.37         (0.49)          --           10.61       8.53%        14,771
   1992(1)                    10.00       0.46          0.24         (0.46)          --           10.24       7.17%         4,572
-----------------------------
FMB Diversified Equity Fund
-----------------------------
   Institutional Class
   1997                       $17.73     $0.10         $3.63        $(0.11)      $(0.76)        $20.59       22.19%       $73,097
   1996                        14.58      0.12          3.16         (0.13)          --          17.73       22.58%        61,857
   1995                        11.44      0.12          3.13         (0.11)          --          14.58       28.54%        53,325
   1994                        11.37      0.07          0.08         (0.08)          --          11.44        1.34%        42,229
   1993                        11.61      0.09         (0.25)        (0.08)          --          11.37       (1.40%)       38,979
   1992(1)                     10.00      0.12          1.60         (0.11)          --          11.61       17.31%        29,596
   Consumer Class
   1997                       $17.73     $0.06         $3.62        $(0.07)      $(0.76)        $20.58       21.84%        $8,753
   1996                        14.58      0.09          3.17         (0.11)          --          17.73       22.44%         7,145
   1995                        11.44      0.12          3.13         (0.11)          --          14.58       28.54%         5,833
   1994                        11.37      0.07          0.08         (0.08)          --          11.44        1.34%         4,985
   1993                        11.61      0.09         (0.25)        (0.08)          --          11.37       (1.40%)        5,634
   1992(1)                     10.00      0.10          1.60         (0.09)          --          11.61       17.16%         3,377

                                                                   Ratio             Ratio of
                                                 Ratio          of Expenses         Net Income
                                Ratio           of Net          to Average          to Average
                             of Expenses        Income          Net Assets          Net Assets                        Average
                             to Average       to Average        (Excluding          (Excluding        Portfolio     Commissions
                             Net Assets       Net Assets         Waivers)            Waivers)         Turnover         Rate+
                             ----------       ----------        ----------          ----------        ---------     -----------
--------------------------------
FMB Michigan Tax-Free Bond Fund
--------------------------------
   Institutional Class
   1997                          0.73%           4.66%             1.00%               4.39%                7%          n/a
   1996                          0.68%           4.72%             1.05%               4.35%               16%          n/a
   1995                          0.70%           4.62%             1.18%               4.14%               35%          n/a
   1994                          0.51%           4.50%             1.19%               3.82%               22%          n/a
   1993                          0.35%           4.59%             1.38%               3.56%               13%          n/a
   1992(1)                       0.29%           4.68%             2.55%               2.42%               30%          n/a
   Consumer Class
   1997                          0.98%           4.41%             1.35%               4.04%                7%          n/a
   1996                          0.84%           4.55%             1.40%               4.00%               16%          n/a
   1995                          0.70%           4.62%             1.18%               4.14%               35%          n/a
   1994                          0.51%           4.50%             1.19%               3.82%               22%          n/a
   1993                          0.35%           4.59%             1.38%               3.56%               13%          n/a
   1992(1)                       0.46%           4.50%             2.72%               2.24%               30%          n/a

----------------------------
FMB Diversified Equity Fund
----------------------------
   Institutional Class
   1997                          1.37%           0.56%             1.37%               0.56%               28%       $0.0733
   1996                          1.41%           0.74%             1.41%               0.74%                9%        0.0800
   1995                          1.50%           0.92%             1.50%               0.92%               20%          n/a
   1994                          1.61%           0.69%             1.61%               0.69%               49%          n/a
   1993                          1.50%           0.82%             1.53%               0.79%               22%          n/a
   1992(1)                       1.42%           1.12%             2.05%               0.49%                5%          n/a
   Consumer Class
   1997                          1.62%           0.31%             1.72%               0.21%               28%       $0.0733
   1996                          1.58%           0.57%             1.76%               0.39%                9%        0.0800
   1995                          1.50%           0.92%             1.50%               0.92%               20%          n/a
   1994                          1.61%           0.69%             1.61%               0.69%               49%          n/a
   1993                          1.50%           0.82%             1.53%               0.79%               22%          n/a
   1992(1)                       1.64%           0.97%             2.29%               0.32%                5%          n/a

+ AVERAGE COMMISSION RATE PAID PER SHARE OF EQUITY SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
(1) THE FMB MONEY MARKET, FMB INTERMEDIATE GOVERNMENT INCOME, FMB MICHIGAN TAX-FREE BOND AND FMB DIVERSIFIED EQUITY FUNDS COMMENCED OPERATIONS
    DECEMBER 2, 1991. RATIOS FOR THIS PERIOD HAVE BEEN ANNUALIZED.
(2) TOTAL RETURN DOES NOT REFLECT APPLICABLE SALES CHARGE.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
================================================================================
26 & 27

NOVEMBER 30, 1997

NOTES TO FINANCIAL STATEMENTS
================================================================================
1. ORGANIZATION
FMB Funds, Inc. (the "Company"), established as a Maryland corporation on September 20, 1991, is registered under the Investment Company Act of 1940 as an open-end management company. The Company currently consists of four separate investment portfolios: FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund (collectively, the "Funds"), each with two classes of shares known as the Institutional Class and the Consumer Service Class. Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:

SECURITY VALUATION -- Investment securities held by the FMB Money Market Fund are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Investment securities of the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund and FMB Diversified Equity Fund which are listed on a securities exchange for which market quotations are readily available, are valued at the last quoted sales price on each business day. If there is no such reported sale, these securities and unlisted securities for which market quotations are readily available are valued at the most recently quoted mean between bid and ask price as provided by a pricing service. Debt obligations with sixty days or less remaining until maturity are valued at their amortized cost. Securities for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period, which is calculated using the effective interest method. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provisions for Federal income taxes are required.

DIVIDENDS TO SHAREHOLDERS -- The FMB Money Market Fund, FMB Intermediate Government Income Fund, and FMB Michigan Tax-Free Bond Fund each declares dividends of substantially all of their net investment income daily and pays


================================================================================
28

                                                              [FMB LOGO OMITTED]
================================================================================
those dividends monthly. The FMB Diversified Equity Fund declares and pays as a dividend substantially all of its net investment income quarterly. Each Fund will distribute, at least annually, substantially all net capital gains, if any, earned by such Fund. Distributions are recorded on ex-date for shareholders.

NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day separately for each class within each Fund. The maximum offering price per share for the Consumer Services Class shares of the FMB Intermediate Government Income and FMB Michigan Tax-Free Bond Funds is equal to the net assets per share plus a sales load of 4.75%. The maximum offering price per share for the FMB Diversified Equity Fund is equal to the net assets per share plus a sales load of 5.75%.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by each Fund's custodian bank until maturity of the Repurchase Agreements. Provisions of the Agreements and procedures adopted by the Company require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into insolvency proceedings, realization of collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Company are prorated to the Funds on the basis of relative net assets. The Consumer Service Class bears a class specific 12b-1 fee. Income, other expenses and accumulated realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of relative net asset value each day.

3. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS
On September 26, 1997 shareholders of the FMB Funds approved investment advisory contracts with The Huntington National Bank (the Advisor), a subsidiary of Huntington Bancshares Incorporated. Prior to this date FMB-Trust, a wholly-owned subsidiary of First Michigan Bank Corporation, acted as the Funds' Investment Advisor.

Pursuant to the Investment Advisory Agreements, the Advisor manages the investments of the Funds and continuously reviews, supervises and administers each Fund's investments. The Advisor is responsible for placing orders for the purchase and sale of investment securities directly with brokers and dealers selected at its discretion. The terms of the Investment Advisory Agreements provide for annual fees at the following percentages of average daily net assets.

For the FMB Money Market Fund:
0.35% of first $500 million in average net assets; 0.30% of next $500 million in average net assets; and 0.25% of average net assets over $1 billion.

For the FMB Intermediate Government Income Fund, FMB Michigan Tax-Free Bond Fund, and FMB Diversified Equity Fund: 0.45%, 0.55%, and 1.00% of average daily net assets, respectively.


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                                                                              29

NOVEMBER 30, 1997

NOTES TO FINANCIAL STATEMENTS
================================================================================
Bankers Trust Company serves as custodian (the "Custodian") for the Funds. Fees of the Custodian are paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Company or which securities are to be purchased or sold in the Funds.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Company and SEI Fund Resources ("SFR") are parties to an administration agreement (the "Administrative Agreement") dated March 23, 1996. Under the terms of the Administrative Agreement SFR is entitled to receive an annual fee of 0.20% on the daily average net assets of the Funds. Such fee is computed daily and paid monthly.

The Company and SEI Investments Distribution Company (the "Distributor") are parties to a Distribution Agreement dated March 23, 1996. The Company has adopted a Distribution Plan (the "Plan") for those Funds offering Consumer Service shares. The Plan provides for the payment by the Company to the Distributor of up to 0.25% for the FMB Money Market and up to 0.35% for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds per annum of each Fund's Consumer Service Class average daily net assets for costs and expenses of the Distributor in connection with the distribution of Fund shares of the Consumer Service Classes. The Distributor voluntarily waived 0.10% of the distribution fee for the year ended November 30, 1997 for the FMB Intermediate Government Income, FMB Michigan Tax-Free Bond and FMB Diversified Equity Funds.

Certain officers of the Company are also officers of SFR and/or the Distributor. Such officers are paid no fees by the Funds.

5. OTHER TRANSACTIONS WITH AFFILIATES
The Company and SFR are parties to a transfer agency and service agreement dated March 23, 1996 under which SFR provides transfer agency services to the Company.

6. CONCENTRATION OF CREDIT RISK
The FMB Michigan Tax-Free Bond Fund invests substantially all of its assets in a portfolio of debt obligations issued by the State of Michigan and its authorities and agencies. The issuers' abilities to meet their obligations may be affected by economic or political developments in the State of Michigan.

7. FEDERAL INCOME TAX STATUS
During the fiscal year ended November 30, 1997, the FMB Money Market Fund utilized $1,045 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $86,955 available through the year 2003 to offset future realized capital gains.

During the fiscal year ended November 30, 1997, the FMB Intermediate Government Income Fund utilized $50,654 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $341,004 available through the year 2002 and $1,366,912 available through the year 2003 to offset future realized capital gains.


================================================================================
30

                                                              [FMB LOGO OMITTED]

During the fiscal year ended November 30, 1997, the FMB Michigan Tax-Free Bond Fund utilized $30,641 of capital loss carryforwards. The Fund has remaining capital loss carryforwards of $70,561 available through the year 2003 to offset future realized capital gains.

8. INVESTMENT TRANSACTIONS
During the year ended November 30, 1997, the cost of security purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                 PURCHASES (000)
                             U.S.
                          Government    Other     Total
                          ----------    -----     -----
FMB Intermediate
  Government Income Fund   $35,650   $     --    $35,650
FMB Michigan Tax-Free
  Bond Fund                   --        4,325      4,325
FMB Diversified Equity Fund   --       18,513     18,513

                                  SALES (000)
                             U.S.
                          Government    Other     Total
                          ----------    -----     -----
FMB Intermediate
  Government Income Fund   $14,061   $     --    $14,061
FMB Michigan Tax-Free
  Bond Fund                   --        2,373      2,373
FMB Diversified Equity Fund   --       21,101     21,101

At November 30, 1997 the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial purposes. The aggregate gross unrealized appreciation and depreciation for securities held at November 30, 1997 for each Fund were as follows:

                            Aggregate    Aggregate
                              Gross        Gross
                          Appreciation  Depreciation     Net
                         ------------  ------------  ---------
AGGREGATE GROSS UNREALIZED
  GAIN (LOSS) (000)
FMB Intermediate
  Government Income Fund    $ 1,798         $152       $ 1,646
FMB Michigan Tax-Free
  Bond Fund                   1,602           --         1,602
FMB Diversified Equity Fund  32,173          310        31,863

9. PROPOSED REORGANIZATION
Huntington Bancshares Incorporated (Huntington), parent company of the Advisor acquired First Michigan Bank Corporation on October 1, 1997. A special meeting of shareholders is scheduled to be held on March 17, 1998 in order to consider and approve an agreement and plan of reorganization for the FMB Funds and Monitor Funds, another mutual fund family sponsored by Huntington, under which the FMB Funds will become part of Monitor Funds.

================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================

To the Shareholders and Board of Directors of FMB Funds, Inc.

In our opinion, the accompanying statements of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of FMB Money Market Fund, FMB Intermediate Government Income Fund, FMB Michigan Tax Free Bond Fund and FMB Diversified Equity Fund, separately managed portfolios of FMB Funds, Inc. (the "Company"), at November 30, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP

30 South Seventeenth Street
Philadelphia, Pennsylvania 19103
January 13, 1998
================================================================================
32

                                                              [FMB LOGO OMITTED]
NOVEMBER 30, 1997

(UNAUDITED)
================================================================================

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.



Dear FMB Shareholders:

For the fiscal year ended November 30, 1997, each portfolio is designating long-term capital gains, qualifying dividends and exempt income with regard to distributions paid during the year as follows:

                                                           (A)          (B)
                                                        Long Term     Ordinary         (C)                      (E)
                                                      Capital Gains    Income         Total          (D)        Tax
                                                      Distributions Distributions Distributions  Qualifying    Exempt
Portfolio                                              (Tax Basis)   (Tax Basis)   (Tax Basis)   Dividends1   Interest
---------                                             ------------- ------------- -------------  ----------  ---------
FMB Money Market Fund                                      0%            100%          100%           0%         0%
FMB Intermediate Government Income Fund                    0%            100%          100%           0%         0%
FMB Michigan Tax-Free Bond Fund                            0%            100%          100%           0%        99%
FMB Diversified Equity Fund                              100%            100%          100%          95%         0%

Please consult your tax adviser for proper treatment of this information.





-------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
* ITEMS (A) AND (B) ARE BASED ON A PERCENTAGE OF THE PORTFOLIO'S TOTAL DISTRIBUTIONS.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF THE PORTFOLIO.

================================================================================

NOVEMBER 30, 1997

SHAREHOLDER VOTING RESULTS (UNAUDITED)
================================================================================

There was a special meeting held on September 26, 1997 at which the shareholders of the following Funds voted on a proposal to approve or disapprove a new investment advisory contract with The Huntington National Bank, Trust Division on the same terms as the current advisory contract with FMB-Trust. The following were the results of the vote.

FMB MONEY MARKET FUND

                              Shares Voted                % of Voted                 % of Total
                              ------------                ----------                 ----------
      For                      137,070,290                    99.82%                     85.04%
      Against                      127,664                     0.09%                      0.08%
      Abstain                      127,845                     0.09%                      0.08%
                              ------------                ----------                 ----------
      Total                    137,325,799                      100%                     85.20%

FMB INTERMEDIATE GOVERNMENT INCOME FUND

                              Shares Voted                % of Voted                 % of Total
                              ------------                ----------                 ----------
      For                       11,128,187                    99.60%                     95.53%
      Against                        4,683                     0.04%                      0.04%
      Abstain                       40,188                     0.36%                      0.34%
                              ------------                ----------                 ----------
      Total                     11,173,058                      100%                     95.91%

FMB MICHIGAN TAX-FREE BOND FUND

                              Shares Voted                % of Voted                 % of Total
                              ------------                ----------                 ----------
      For                        2,752,920                    99.32%                     84.28%
      Against                        8,634                     0.31%                      0.26%
      Abstain                       10,138                     0.37%                      0.31%
                              ------------                ----------                 ----------
      Total                      2,771,692                      100%                     84.85%

FMB DIVERSIFIED EQUITY FUND

                              Shares Voted                % of Voted                 % of Total
                              ------------                ----------                 ----------
      For                        3,606,595                    99.80%                     90.02%
      Against                        3,155                     0.09%                      0.08%
      Abstain                        4,200                     0.11%                      0.10%
                              ------------                ----------                 ----------
      Total                      3,613,950                      100%                     90.20%

================================================================================
34

                                                              [FMB LOGO OMITTED]
NOTES
================================================================================


================================================================================
                                                                              35

NOTES
================================================================================





================================================================================
36

                                                              [FMB LOGO OMITTED]
================================================================================

BOARD OF DIRECTORS

Michael R. Mucciolo*
   Chairman of the Board
   Senior Vice President and Chief Financial
   Officer, Beverage America, Inc.

Valerie T. Ambrose
   Corporate Director of Community Out Reach,
   Holland Community Hospital

William K. Anderson*
   Vice President for Business & Finance
   and Treasurer, Hope College

Timothy C. Morawski
   General Manager, Board of Public Works,
   City of Holland, Michigan

*Member of Audit Committee



OFFICERS

David G. Lee
   President & Chief Executive Officer

Carol Rooney
   Controller, Treasurer & Chief Financial Officer

Todd Cipperman
   Vice President & Secretary

Kathryn L. Stanton
   Vice President & Assistant Secretary

Kevin P. Robins
   Vice President & Assistant Secretary

Sandra K. Orlow
   Vice President & Assistant Secretary

Barbara Nugent
   Vice President & Assistant Secretary

Marc Cahn
   Vice President & Assistant Secretary

[FMB LOGO OMITTED]
================================================================================
ANNUAL REPORT
NOVEMBER 30, 1997


FMB FUNDS, INC.
P.O. Box 8526
Boston, MA 02266-8526
(800) 453-4234

INVESTMENT ADVISER
The Huntington National Bank
One Financial Plaza
Holland, MI 49423

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

ADMINISTRATOR
SEI Fund Resources
One Freedom Valley Drive
Oaks, PA 19456

CUSTODIAN
Bankers Trust Co.
One Banker's Trust Plaza
New York, NY 10006

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
30 South Seventeenth Street
Philadelphia, PA 19103

LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017

This report is for the information of the shareholders of the FMB Funds, Inc. Its use in connection with any offering of the Funds' shares is authorized only in case of a concurrent or prior delivery of the Funds' current prospectus.


================================================================================